Related Party Transactions (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Affiliate of Mr. Roche [Member]
Company Name	IS Seafood	IS Seafood	IS Seafood
Affiliate of Mr. Roche One [Member]
Company Name	Ryecor China Investment Limited ("Ryecor")	Ryecor China Investment Limited ("Ryecor")	Ryecor China Investment Limited ("Ryecor")
Affiliate of Mr. Roche Two [Member]
Company Name	Acorn Composite Corporation ("Acorn Composite")	Acorn Composite Corporation ("Acorn Composite")	Acorn Composite Corporation ("Acorn Composite")
Affiliate of Mr. Roche Three [Member]
Company Name	URBN Hotels & Resorts ("URBN Hotels")	URBN Hotels & Resorts ("URBN Hotels")	URBN Hotels & Resorts ("URBN Hotels")
Affiliate of Mr. Roche Four [Member]
Company Name	Jia He Hotel	Jia He Hotel	Jia He Hotel
Affiliate of Mr. Roche Five [Member]
Company Name	Cachet Hotel Group ("Cachet Hotel")	Cachet Hotel Group ("Cachet Hotel")	Cachet Hotel Group ("Cachet Hotel")
Affiliate of Mr. Roche Six [Member]
Company Name	510 W 42nd Retail LLC ("510 W")	510 W 42nd Retail LLC ("510 W")	510 W 42nd Retail LLC ("510 W")
Affiliate of Mr. Roche Seven [Member]
Company Name	GA Homes Inc. ("GA Homes")	GA Homes Inc. ("GA Homes")	GA Homes Inc. ("GA Homes")